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State Street Research
Money Market Fund

Semiannual Report
September 30, 1996

[Graphic of a person sitting by the edge of a stream fishing]

What's Inside

Investment Update:
About the Fund,
economy and markets

Fund Information:
Facts and figures

Plus, Complete Portfolio Holdings
and Financial Statements

[Dalbar Logo]

For Excellence in
Shareholder Service

State Street Research Money Market Fund

Investment Update

Investment Environment

The Economy

(bullet) After a stronger than expected second quarter in 1996, economic growth slowed somewhat in the third quarter.

(bullet) Indicators were mixed. Wages rose during the six-month period and unemployment remains low. Consumer prices and inflation remained contained, however.

(bullet) The Federal Reserve met twice since April, leaving interest rates unchanged.

The Markets

(bullet) From April 1 to September 30, 1996, stocks and bonds brought in positive performance overall, peppered with short-term corrections.

(bullet) The stock market continued its rise, with the Dow Jones Industrial
         Average nearly reaching the 6000 point marker. The S&P 500 was up +7.71% for the six month period ended September 30, 1996.(1)

(bullet) Bond performance was mixed, with the Lehman Brothers Aggregate Bond
         Index gaining +2.43% for the same time period.(1)

The Fund

Over the past six months

(bullet) Money market yields have risen slightly over the past six months.
         For Class "E" shares of State Street Research Money Market Fund, the yield rose from 4.57% to 4.74%.

(bullet) The Fund maintained a stable net asset value of $1.00 per share.

Current strategy

(bullet) The Fund's portfolio consists entirely of high-quality, "first-tier" commercial paper issued by large corporations.

(bullet) State Street Research Money Market Fund's weighted average maturity
         (WAM) was 35 days as of September 30, 1996. The WAM did not change significantly over the past six months.

(bullet) We have stayed shorter than the industry weighted average maturity in keeping with our conservative positioning.

September 30, 1996

(1)The Standard & Poor's 500 Composite Index (S&P 500) includes 500 widely traded common stocks and is a commonly used measure of U.S. stock market performance. The Lehman Brothers Aggregate Bond Index is a commonly used measure of bond market performance. The indices are unmanaged and do not take sales charges into consideration. Direct investment in the indices is not possible; results are for illustrative purposes only.

An investment in Money Market Fund is neither insured nor guaranteed by the U.S. government, and there can be no assurance that the portfolio will be able to maintain a stable net asset value of $1.00 per share.

Please note that the discussion throughout this shareholder report is dated as indicated and, because of possible changes in viewpoint, data and transactions, should not be relied upon as being current thereafter.

Fund Information (all data are for periods ended September 30, 1996)

7-Day Yield

Class B      3.74%
---------- --------
Class C      4.74%
---------- --------
Class D      3.74%
---------- --------
Class E      4.74%

Yield is calculated by annualizing the Fund's per share distributions for the most recent seven days and dividing by the net asset value per share at the end of the period. Yields shown reflect voluntary reduction of fund fees and expenses. Without a reduction of Fund fees and expenses, the 7-day yield would have been 3.56% for Class B shares, 4.56% for Class C shares, 3.56% for Class D shares, and 4.56% for Class E shares.

Month-End 7 Day Yields

State Street Research Money Market Fund
Class E Shares

Sep. 95        5.04
Oct.           5.06
Nov.           5.05
Dec.           5.01
Jan. 95        4.9
Feb.           4.7
Mar.           4.57
Apr.           4.57
May            4.63
Jun.           4.68
Jul.           4.72
Aug.           4.72
Sep. 96        4.74

Yields shown reflect voluntary reduction of fund fees and expenses.

Glossary

Yield: The measurement of income paid by an investment. It is stated as a percentage.

Weighted average maturity: Expressed as a number of days, the WAM is the average maturity of the debt securities in a money market fund.

Debt securities: These are securities issued by corporations and the U.S. government as a way to borrow money. Some common types of debt securities include bonds, notes, bills and commercial paper.

State Street Research Money Market Fund

Investment Portfolio

September 30, 1996 (Unaudited)
                                      Principal     Maturity         Value
                                       Amount         Date         (Note 1)
----------------------------------- ------------- ------------- ---------------
COMMERCIAL PAPER 100.2%
Automotive 9.0%
Ford Motor Credit Co., 5.44%         $4,095,000    10/17/1996    $  4,085,099
Ford Motor Credit Co., 5.29%          5,000,000    10/24/1996       4,983,102
General Motors Acceptance Corp.,
  5.44%                               2,000,000    10/08/1996       1,997,884
General Motors Acceptance Corp.,
  5.52%                               7,000,000    10/29/1996       6,969,947
General Motors Acceptance Corp.,
  5.45%                               2,500,000    12/20/1996       2,469,722
                                                                ---------------
                                                                   20,505,754
                                                                ---------------
Bank 11.0%
Canadian Imperial Holdings, Inc.,
  5.43%                               1,908,000    12/13/1996       1,886,972
J.P. Morgan & Co. Inc., 5.46%         6,500,000    10/07/1996       6,494,085
J.P. Morgan & Co. Inc., 5.50%         5,400,000    12/13/1996       5,340,651
Toronto Dominion Holdings (U.S.A.),
  Inc, 5.43%                          7,000,000    12/03/1996       6,933,483
Toronto Dominion Holdings (U.S.A.),
  Inc., 5.42%                         4,500,000    12/12/1996       4,451,220
                                                                ---------------
                                                                   25,106,411
                                                                ---------------

Canadian 12.6%
Canadian Wheat Board, 5.45%             400,000    11/12/1996         397,457
Canadian Wheat Board, 5.25%           5,000,000    11/13/1996       4,968,646
Manitoba Hydro Electric Board,
  5.44%                               4,000,000    10/10/1996       3,994,560
Manitoba Hydro Electric Board,
  5.46%                               2,000,000    10/24/1996       1,993,023
Ontario Hydro, 5.31%                  6,000,000    10/31/1996       5,973,450
Province of Quebec, 5.37%             4,500,000    12/19/1996       4,446,971
Province of Quebec, 5.40%             7,000,000    12/19/1996       6,917,050
                                                                ---------------
                                                                   28,691,157
                                                                ---------------
Chemical 3.5%
Monsanto Co., 5.44%                   6,000,000    10/15/1996       5,987,307
Monsanto Co., 5.29%                   2,100,000    10/16/1996       2,095,371
                                                                ---------------
                                                                    8,082,678
                                                                ---------------
Diversified 5.2%
Cargill Inc., 5.47%                   4,500,000    10/08/1996       4,495,214
Cargill Inc., 5.40%                   4,000,000    10/18/1996       3,989,800
Cargill Inc., 5.27%                   3,500,000    11/14/1996       3,477,456
                                                                ---------------
                                                                   11,962,470
                                                                ---------------
Drug 3.5%
SmithKline Beecham Corp., 5.80%      $1,105,000    10/01/1996    $  1,105,000
SmithKline Beecham Corp., 5.30%       7,000,000    11/13/1996       6,955,686
                                                                ---------------
                                                                    8,060,686
                                                                ---------------
Electrical Equipment 5.0%
General Electric Capital Corp.,
  5.33%                                 402,000    10/03/1996         402,000
General Electric Capital Corp.,
  5.29%                               5,000,000    11/01/1996       4,977,224
General Electric Capital Corp.,
  5.27%                               6,000,000    11/20/1996       5,956,083
                                                                ---------------
                                                                   11,335,307
                                                                ---------------
Electronic Equipment 3.1%
Motorola Inc., 5.28%                  7,000,000    10/25/1996       6,975,360
                                                                ---------------
Financial Service 10.0%
American Express Credit Corp.,
  5.29%                               8,000,000    11/18/1996       7,943,573
Beneficial Corp., 5.40%               3,500,000    12/20/1996       3,458,000
CIT Group Holdings Inc., 5.40%        4,400,000    10/03/1996       4,398,680
CIT Group Holdings Inc., 5.33%        7,000,000    12/16/1996       6,921,235
                                                                ---------------
                                                                   22,721,488
                                                                ---------------
Insurance 6.8%
Commercial Credit Co., 5.29%          4,000,000    10/16/1996       3,991,183
Transamerica Finance Group Inc.,
  5.43%                               6,500,000    10/30/1996       6,471,568
Transamerica Finance Group Inc.,
  5.32%                               5,000,000    12/02/1996       4,954,189
                                                                ---------------
                                                                   15,416,940
                                                                ---------------
Machinery 3.5%
John Deere Capital Corp.,
  5.44%                               4,000,000    10/10/1996       3,994,560
John Deere Capital Corp.,
  5.39%                               4,000,000    10/18/1996       3,989,819
                                                                ---------------
                                                                    7,984,379
                                                                ---------------
Natural Gas 2.7%
Michigan Consolidated Gas Co.,
  5.38%                               5,000,000    11/04/1996       4,974,595
Northern Illinois Gas Co., 5.37%      1,300,000    12/04/1996       1,287,589
                                                                ---------------
                                                                    6,262,184
                                                                ---------------
Office Equipment 2.6%
Pitney Bowes Inc., 5.42%              6,000,000    10/09/1996       5,992,773
                                                                ---------------
The accompanying notes are an integral part of the financial statements.

State Street Research Money Market Fund

                                      Principal     Maturity         Value
                                       Amount         Date         (Note 1)
----------------------------------- ------------- ------------- ---------------
Oil 3.2%
Chevron Oil Finance Co., 5.30%       $4,550,000    10/21/1996    $  4,550,000
Shell Oil Co., 5.42%                  2,800,000    10/01/1996       2,800,000
                                                                ---------------
                                                                    7,350,000
                                                                ---------------
Recreation 1.9%
Walt Disney Co., 5.39%                4,489,000    12/24/1996       4,432,543
                                                                ---------------
Retail Trade 6.0%
Sears Roebuck Acceptance Corp.,
  5.28%                               6,000,000    10/01/1996       6,000,000
Sears Roebuck Acceptance Corp.,
  5.29%                               5,000,000    11/25/1996       4,959,590
Toys 'R Us Inc., 5.25%                2,703,000    10/02/1996       2,702,606
                                                                ---------------
                                                                   13,662,196
                                                                ---------------
Telephone 5.8%
Bell Atlantic Network Funding Inc.,
  5.30%                               4,100,000    10/03/1996       4,098,793
BellSouth Telecommunications, Inc.,
  5.27%                               5,780,000    10/11/1996       5,771,539
BellSouth Telecommunications, Inc.,
  5.33%                               3,295,000    11/04/1996       3,278,506
                                                                ---------------
                                                                   13,148,838
                                                                ---------------
Tobacco 4.8%
Philip Morris Companies, Inc.,
  5.26%                               6,455,000    10/02/1996       6,454,057
Philip Morris Companies, Inc.,
  5.43%                               4,500,000    10/15/1996       4,490,497
                                                                ---------------
                                                                   10,944,554
                                                                ---------------
Total Investments (Cost $228,635,718)--100.2%                     228,635,718
Cash and Other Assets, Less Liabilities--(0.2)%                      (366,443)
                                                                ---------------
Net Assets--100.0%                                               $228,269,275
                                                                ===============
Statement of Assets and Liabilities
September 30, 1996 (Unaudited)

Assets
Investments, at value (Cost $228,635,718) (Note 1)         $228,635,718
Cash                                                              2,059
Receivable for fund shares sold                               1,965,096
Receivable from Distributor (Note 3)                             32,779
Other assets                                                      8,621
                                                          ---------------
                                                            230,644,273
Liabilities
Payable for fund shares redeemed                              1,733,237
Accrued transfer agent and shareholder services (Note 2)        238,877
Dividends payable                                               224,745
Accrued management fee (Note 2)                                  96,615
Accrued distribution and service fees (Note 5)                   10,664
Accrued trustees' fees (Note 2)                                   9,650
Other accrued expenses                                           61,210
                                                          ---------------
                                                              2,374,998
                                                          ---------------
Net Assets                                                 $228,269,275
                                                          ===============
Net Assets consist of:
 Shares of beneficial interest                             $228,269,275
                                                          ===============
Net Asset Value and offering price per share of Class B
  shares ($12,444,322 / 12,444,322 shares of beneficial
  interest)*                                                      $1.00
                                                          ===============
Net Asset Value, offering price and redemption price per
  share of Class C shares ($13,197,246 / 13,197,246
  shares of beneficial interest)                                  $1.00
                                                          ===============
Net Asset Value and offering price per share of Class D
  shares ($157,619 / 157,619 shares of beneficial
  interest)*                                                      $1.00
                                                          ===============
Net Asset Value, offering price and redemption price per
  share of Class E shares ($202,470,088 / 202,470,088
  shares of beneficial interest)                                  $1.00
                                                          ===============

   * Redemption price per share for Class B and Class D is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of the financial statements.

State Street Research Money Market Fund

Statement of Operations
For the six months ended September 30, 1996 (Unaudited)

Investment Income
Interest                                                $6,327,917

Expenses
Management fee (Note 2)                                    583,012
Transfer agent and shareholder services (Note 2)           322,548
Custodian fee                                               50,773
Registration fees                                           45,714
Reports to shareholders                                     34,387
Trustees' fees (Note 2)                                     16,055
Audit fee                                                   13,346
Distribution and service fees--Class B (Note 5)             64,316
Distribution and service fees--Class D (Note 5)              3,953
Legal fees                                                   2,688
Miscellaneous                                                8,013
                                                       -------------
                                                         1,144,805
Expenses borne by the Distributor (Note 3)                (204,027)
                                                       -------------
                                                           940,778
                                                       -------------

Net investment income and net increase in net assets
  resulting from operations                             $5,387,139
                                                       =============


Statement of Changes in Net Assets


                                 Six months ended
                                September 30, 1996    Year ended
                                   (Unaudited)      March 31, 1996
 ------------------------------  ------------------ ---------------
Increase (Decrease) in Net Assets
Operations:
Net investment income and net
  increase resulting from
  operations                       $  5,387,139      $ 10,633,974
                                 ------------------ ---------------

Dividends from net investment
  income:
 Class B                               (236,575)         (454,124)
 Class C                               (409,682)         (716,481)
 Class D                                (14,490)          (28,738)
 Class E                             (4,726,392)       (9,434,631)
                                 ------------------ ---------------
                                     (5,387,139)      (10,633,974)
                                 ------------------ ---------------
Net increase from fund share
 transactions (Note 6)                1,122,142        58,605,553
                                 ------------------ ---------------
Total increase in net assets          1,122,142        58,605,553
Net Assets
Beginning of period                 227,147,133       168,541,580
                                 ------------------ ---------------
End of period                      $228,269,275      $227,147,133
                                 ================== ===============
The accompanying notes are an integral part of the financial statements.

State Street Research Money Market Fund

Notes to Unaudited Financial Statements
September 30, 1996

Note 1

State Street Research Money Market Fund (the "Fund"), is a series of State Street Research Money Market Trust (the "Trust"), which was organized as a Massachusetts business trust in April, 1985 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund commenced operations in August, 1986. The Fund is presently the only active series of the Trust, although the Trustees have the authority to create an unlimited number of series.

The investment objective of the Fund is to seek a high level of current income consistent with preservation of capital and maintenance of liquidity. The Fund seeks to achieve its investment objective by investing in securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies or instrumentalities as well as high quality, short-term money market instruments such as bank certificates of deposit, bankers' acceptances and such short-term corporate debt securities as commercial paper and master demand notes.

The Fund offers four classes of shares. Class B shares are subject to a contingent deferred sales charge on certain redemptions made within five years of purchase and pay annual distribution and service fees of 1.00%. Class B shares automatically convert into Class E shares (which pay lower ongoing expenses) at the end of eight years after the issuance of the Class B shares. Class C shares are only offered to certain employee benefit plans and large institutions. No sales charge is imposed at the time of purchase or redemption of Class C shares. Class C shares do not pay any distribution or service fees. Class D shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase. Class D shares also pay annual distribution and service fees of 1.00%. Class E shares are offered to any individual. Class E shares are not subject to any initial or contingent deferred sales charges and do not pay any distribution or service fees. The Fund's expenses are borne pro rata by each class, except that each class bears expenses, and has exclusive voting rights with respect to provisions of the Plan of Distribution, related specifically to that class. The Trustees declare separate dividends on each class of shares.

The following significant accounting policies are consistently followed by the Fund in preparing its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.

A. Investment Valuation

The Fund values securities at amortized cost, pursuant to which the Fund must adhere to certain conditions. The amortized cost method involves valuing a portfolio security initially at its cost and thereafter assuming a constant amortization to maturity of any discount or premium regardless of the effect of fluctuating interest rates on the market value of the investments.

B. Security Transactions

Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains or losses, if any, are reported on the basis of identified cost of securities delivered.

C. Net Investment Income

Net investment income is determined daily and consists of interest accrued and discount earned, less amortization of premium and the estimated daily expenses of the Fund. Interest income is accrued daily as earned.

D. Dividends

Dividends from net investment income are declared daily and paid or reinvested monthly. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

E. Federal Income Taxes

No provision for Federal income taxes is necessary because the Fund has elected to qualify under Subchapter M of the Internal Revenue Code and its policy is to distribute all of its taxable income, including net realized capital gains, within the prescribed time periods.

F. Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Note 2

The Trust and State Street Research & Management Company (the "Adviser"), an indirect wholly owned subsidiary of Metropolitan Life Insurance Company ("Metropolitan"), have entered into an agreement under which the Adviser earns monthly fees at an annual rate of 0.50% of the Fund's average daily net assets. In consideration of these fees, the Adviser furnishes the Fund with management, investment advisory, statistical and research facilities and services. The Adviser also pays all salaries, rent and certain other expenses of management. During the six months ended September 30, 1996, the fees pursuant to such agreement amounted to $583,012.

State Street Research Shareholder Services, a division of State Street Research Investment Services, Inc., the Trust's principal underwriter (the "Distributor"), an indirect wholly owned subsidiary of Metropolitan, provides certain shareholder services to the Fund such as responding to inquiries and instructions from investors with respect to the purchase and redemption of shares of the Fund. During the six months ended September 30, 1996, the amount of such expenses was $60,770.

The fees of the Trustees not currently affiliated with the Adviser amounted to $16,055 during the six months ended September 30, 1996.

Note 3

The Distributor and its affiliates may from time to time and in varying amounts voluntarily assume some portion of fees or expenses relating to the Fund. During the six months ended September 30, 1996, the amount of such expenses assumed by the Distributor and its affiliates was $204,027.

State Street Research Money Market Fund

Note 4

For the six months ended September 30, 1996, purchases and sales, including maturities, of securities aggregated $1,027,559,402 and $1,031,708,197, respectively.

Note 5

The Trust has adopted a Plan of Distribution Pursuant to Rule 12b-1 (the "Plan") under the Investment Company Act of 1940. Under the Plan, the Fund pays annual distribution and service fees to the Distributor at a rate of 0.75% and 0.25%, respectively, of average daily net assets for Class B and Class D shares. The Distributor uses such payments for personal services and/or the maintenance or servicing of shareholder accounts, to reimburse securities dealers for distribution and marketing services, to furnish ongoing assistance to investors and to defray a portion of its distribution and marketing expenses. For the six months ended September 30, 1996, fees pursuant to such plan amounted to $64,316 and $3,953 for Class B and Class D shares, respectively.

The Fund has been informed that MetLife Securities, Inc., a wholly-owned subsidiary of Metropolitan, earned commissions aggregating $3,180 on sales of the Fund's Class B shares and that the Distributor collected contingent deferred sales charges aggregating $126,712 and $12,518 on redemptions of Class B and Class D shares, respectively, during the six months ended September 30, 1996.

Note 6

The Trustees have the authority to issue an unlimited number of shares of beneficial interest, $.001 par value per share.

At September 30, 1996, Metropolitan and certain of its affiliates held of record 70,858,617 Class E shares of the Fund.

Share transactions were as follows:

                                                   Six months ended
                                                  September 30, 1996                     Year ended
                                                      (Unaudited)                      March 31, 1996
                                           ---------------------------------  ---------------------------------
Class B                                         Shares           Amount           Shares           Amount
 --------------------------------------------------------- ----------------  ----------------  ----------------
Shares sold                                   13,052,928     $  13,052,928       25,459,225     $  25,459,225
Issued upon reinvestment of dividends            198,023           198,023          310,628           310,628
Shares repurchased                           (12,690,276)      (12,690,276)     (23,208,467)      (23,208,467)
                                          ---------------- ----------------  ----------------  ----------------
Net increase                                     560,675     $     560,675        2,561,386     $   2,561,386
                                          ================ ================  ================  ================
Class C                                         Shares           Amount           Shares           Amount
 --------------------------------------------------------- ----------------  ----------------  ----------------
Shares sold                                   14,392,963     $  14,392,963       32,210,132     $  32,210,132
Issued upon reinvestment of dividends            368,794           368,794          663,095           663,095
Shares repurchased                           (17,755,729)      (17,755,729)     (24,568,290)      (24,568,290)
                                          ---------------- ----------------  ----------------  ----------------
Net increase (decrease)                       (2,993,972)    $  (2,993,972)       8,304,937     $   8,304,937
                                          ================ ================  ================  ================
Class D                                         Shares           Amount           Shares           Amount
 --------------------------------------------------------- ----------------  ----------------  ----------------
Shares sold                                   19,842,695     $  19,842,695        7,691,536     $   7,691,536
Issued upon reinvestment of dividends             10,826            10,826           17,289            17,289
Shares repurchased                           (21,659,438)      (21,659,438)      (6,587,059)       (6,587,059)
                                          ---------------- ----------------  ----------------  ----------------
Net increase (decrease)                       (1,805,917)    $  (1,805,917)       1,121,766     $   1,121,766
                                          ================ ================  ================  ================
Class E                                         Shares           Amount           Shares           Amount
 --------------------------------------------------------- ----------------  ----------------  ----------------
Shares sold                                  380,550,761     $ 380,550,761      880,060,476     $ 880,060,476
Issued upon reinvestment of dividends          2,959,277         2,959,277        6,168,315         6,168,315
Shares repurchased                          (378,148,682)     (378,148,682)    (839,611,327)     (839,611,327)
                                          ---------------- ----------------  ----------------  ----------------
Net increase                                   5,361,356     $   5,361,356       46,617,464     $  46,617,464
                                          ================ ================  ================  ================

State Street Research Money Market Fund

Financial Highlights

For a share outstanding throughout each period:

                                         Class B                                    Class C
                       ------------------------------------------  ------------------------------------------
                       Six months ended    Year ended March 31    Six months ended       Year ended March 31
                         September 30,  -------------------------   September 30,  -------------------------
                       1996 (Unaudited)   1996     1995   1994**  1996 (Unaudited)   1996     1995   1994**
---------------------- ----------------  -------  ------- ------- ----------------  -------  ---------------
Net asset value,
  beginning of period       $ 1.000      $ 1.000 $ 1.000  $ 1.000      $ 1.000      $ 1.000 $ 1.000  $ 1.000
Net investment income*        0.018        0.041   0.032    0.012        0.023        0.051   0.042    0.021
Dividends from net
  investment income          (0.018)      (0.041) (0.032)  (0.012)      (0.023)      (0.051) (0.042)  (0.021)
                       ----------------  -------  ------- ------- ----------------  -------  ---------------
Net asset value, end
  of period                 $ 1.000      $ 1.000 $ 1.000  $ 1.000      $ 1.000      $ 1.000 $ 1.000  $ 1.000
                       ================  =======  ======= ======= ================  =======  ===============
Total return                   1.85%+++     4.16%+  3.27%+   1.27%+++     2.36%+++     5.20%+  4.31%+   2.08%+++
Net assets at end of
  period (000s)             $12,444      $11,884 $ 9,322  $ 3,028      $13,197      $16,191 $ 7,886  $ 1,786
Ratio of operating
  expenses to average
  net assets*                  1.75%++      1.75%   1.75%    1.75%++      0.75%++      0.75%   0.75%    0.75%++
Ratio of net
  investment income to
  average net assets*          3.68%++      4.06%   3.53%    1.54%++      4.69%++      5.03%   4.66%    2.54%++
*Reflects voluntary
  assumption of fees
  or expenses per
  share in each period
  (Note 3).                 $ 0.001      $ 0.003 $ 0.004  $ 0.007      $ 0.001      $ 0.003 $ 0.003  $ 0.006

                                            Class D
                       ------------------------------------------------
                       Six months ended       Year ended March 31
                         September 30,   ------------------------------
                       1996 (Unaudited)    1996      1995      1994**
---------------------- ----------------  ---------  -------------------
Net asset value,
  beginning of period       $ 1.000      $ 1.000    $ 1.000    $ 1.000
Net investment income*        0.018        0.041      0.032      0.013
Dividends from net
  investment income          (0.018)      (0.041)    (0.032)    (0.013)
                       ----------------  ---------  -------------------
Net asset value, end
  of period                 $ 1.000      $ 1.000    $ 1.000    $ 1.000
                       ================  =========  ===================
Total return                   1.85%+++     4.16%+     3.28%+     1.30%+++
Net assets at end of
  period (000s)             $   158      $ 1,964    $   842    $   174
Ratio of operating
  expenses to average
  net assets*                  1.75%++      1.75%      1.75%      1.75%++
Ratio of net
  investment income to
  average net assets*          3.67%++      4.08%      3.30%      1.54%++
*Reflects voluntary
  assumption of fees
  or expenses per
  share in each period
  (Note 3).                 $ 0.001      $ 0.003    $ 0.005    $ 0.002

                                                                     Class E
                                 -------------------------------------------------------------------------------
                                   Six months ended                 Year ended March 31
                                  September 30, 1996  ----------------------------------------------------------
                                     (Unaudited)         1996        1995      1994***      1993        1992
--------------------------------  ------------------------------ ----------- ----------- ----------- -----------
Net asset value, beginning of
  period                               $  1.000        $  1.000    $  1.000    $  1.000   $  1.000    $  1.000
Net investment income*                    0.023           0.051       0.042       0.025      0.028       0.048
Dividends from net investment
  income                                 (0.023)         (0.051)     (0.042)     (0.025)    (0.028)     (0.048)
                                  ------------------------------ ----------- ----------- ----------- -----------
Net asset value, end of period         $  1.000        $  1.000    $  1.000    $  1.000   $  1.000    $  1.000
                                  ============================== =========== =========== =========== ===========
Total return                               2.36%+++        5.20%+      4.31%+      2.48%+     2.88%+      4.85%+
Net assets at end of period
  (000s)                               $202,470        $197,109    $150,491    $138,129   $149,831    $168,088
Ratio of operating expenses to
  average net assets*                      0.75%++         0.75%       0.75%       0.75%      0.75%       0.75%
Ratio of net investment income
  to average net assets*                   4.68%++         5.06%       4.26%       2.46%      2.84%       4.77%
*Reflects voluntary assumption
  of fees or expenses per share
in each period (Note 3).               $  0.001        $  0.003    $  0.006    $  0.003   $  0.001    $  0.001

 ** June 1, 1993 (commencement of share class designations) to March 31,
    1994.

 ++ Annualized.

  + Total return figures do not reflect any front-end or contingent deferred sales charges. Total return would be lower if the Distributor and its affiliates had not voluntarily assumed a portion of the Fund's expenses.

+++ Represents aggregate return for the period without annualization and does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the Distributor and its affiliates had not voluntarily assumed a portion of the Fund's expenses.

*** Effective November 30, 1993, the Fund discontinued offering Class A shares and any existing Class A shares were redesignated Class E shares. Net investment income and dividends amounted to $.011 per share for Class A shares during the period June 1, 1993 (commencement of share class designations) to November 30, 1993.

State Street Research Money Market Fund

Fund Information, Officers and Trustees of State Street Research Money Market Trust

Fund Information

State Street Research
Money Market Fund
One Financial Center
Boston, MA 02111

Investment Adviser
State Street Research &
Management Company
One Financial Center
Boston, MA 02111

Distributor
State Street Research
Investment Services, Inc.
One Financial Center
Boston, MA 02111

Shareholder Services
State Street Research
Shareholder Services
P.O. Box 8408
Boston, MA 02266-8408
1-800-562-0032

Custodian
State Street Bank and
Trust Company
225 Franklin Street
Boston, MA 02110

Legal Counsel
Goodwin, Procter & Hoar LLP
Exchange Place
Boston, MA 02109

Officers

Ralph F. Verni
Chairman of the Board,
President and
Chief Executive Officer

JoAnne C. Mulligan
Vice President

Thomas A. Shively
Vice President

Gerard P. Maus
Treasurer

Joseph W. Canavan
Assistant Treasurer

Douglas A. Romich
Assistant Treasurer

Francis J. McNamara, III
Secretary and General Counsel

Darman A. Wing
Assistant Secretary and
Assistant General Counsel

Amy L. Simmons
Assistant Secretary

Trustees

Ralph F. Verni
Chairman of the Board,
President, Chief Executive
Officer and Director,
State Street Research &
Management Company

Edward M. Lamont
Formerly in banking (Morgan
Guaranty Trust Company of
New York); presently engaged
in private investments and
civic affairs

Robert A. Lawrence
Partner, Saltonstall & Co.

Dean O. Morton
Retired; formerly Executive
Vice President, Chief
Operating Officer and Director,
Hewlett-Packard Company

Thomas L. Phillips
Retired; formerly Chairman of the
Board and Chief Executive Officer,
Raytheon Company

Toby Rosenblatt
President,
The Glen Ellen Company
Vice President,
Founders Investments Ltd.

Michael S. Scott Morton
Jay W. Forrester Professor of
Management, Sloan School of
Management, Massachusetts
Institute of Technology

Jeptha H. Wade
Retired; formerly Of Counsel,
Choate, Hall & Stewart

State Street Research Money Market Fund
One Financial Center
Boston, MA 02111


Bulk Rate
U.S. Postage
PAID
Brockton, MA
Permit No. 600

















Questions? Comments?
Call us at 1-800-562-0032,
or write us at:
         State Street Research
         Shareholder Services
         P.O. Box 8408
         Boston, MA 02266-8408

[State Street Research Logo]

This report is prepared for the general information of current shareholders only. It is not authorized for use as sales material with prospective investors.

The Dalbar awards recognize quality shareholder service and should not be considered a rating of fund performance. The survey included mutual fund complexes that volunteered or were otherwise selected to participate and was not industry-wide.

CONTROLNUMBER:  3506-961122(1297)SSR-LD

Cover Illustration by Dorothy Cullinan                             MM-270D-1196